Stock-Based Compensation - Schedule of Fair Value of Options Grants (Details)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Schedule of Fair Value of Options Grants [Line Items]
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Schedule of Fair Value of Options Grants [Line Items]
Expected term	4 years	4 years
Expected volatility	68.19%	59.63%
Risk-free rate	3.65%	3.70%
Maximum [Member]
Schedule of Fair Value of Options Grants [Line Items]
Expected term	5 years	5 years
Expected volatility	71.68%	65.99%
Risk-free rate	4.76%	4.36%